Supplementary Information to the Statements of Comprehensive Income (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Comprehensive Income [Line Items]
Share-based payment | ₪	₪ 260		₪ 519	₪ 1,261
Marketing, general and administrative | ₪	5,154		4,879	4,106
USD [Member]
Comprehensive Income [Line Items]
Share-based payment | $		$ 69
Marketing, general and administrative | $		1,375
Marketing ,general and administrative expenses [Member]
Comprehensive Income [Line Items]
Salaries and related expenses | ₪	1,136		622	587
Share-based payment | ₪	141		131	358
Professional services | ₪	3,275		3,338	2,595
Rentals, office expenses and maintenance | ₪	343		203	201
Depreciation | ₪	65		130	48
Other | ₪	194		455	317
Marketing, general and administrative | ₪	₪ 5,154		₪ 4,879	₪ 4,106
Marketing ,general and administrative expenses [Member] | USD [Member]
Comprehensive Income [Line Items]
Salaries and related expenses | $		303
Share-based payment | $		38
Professional services | $		874
Rentals, office expenses and maintenance | $		91
Depreciation | $		17
Other | $		53
Marketing, general and administrative | $		$ 1,376